Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	December 31, 2011			September 30, 2011			December 31, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,259	294	5,553	4,187	793	4,980	5,581	1,301	6,882
Exchange variation (not taxable) or not deductible	—	96	96	—	(188)	(188)	—	114	114
	5,259	390	5,649	4,187	605	4,792	5,581	1,415	6,996

Tax at Brazilian composite rate	(1,788)	(133)	(1,921)	(1,424)	(207)	(1,631)	(1,898)	(481)	(2,379)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	383	—	383	578	—	578	369	—	369
Difference on tax rates of foreign income	—	117	117	—	331	331	—	699	699
Tax incentives	274	—	274	67	—	67	198	—	198
Social contribution contingency payment	—	—	—	506	—	506	—	—	—
Reversal/Constitution of provisions for loss of tax loss carryfoward	129	(285)	(156)	—	—	—	—	—	—
Other non-taxable, income/non deductible expenses	63	93	156	36	(238)	(202)	82	(106)	(24)
Income tax per consolidated statements of income	(939)	(208)	(1,147)	(237)	(114)	(351)	(1,249)	112	(1,137)

	Year ended as of
	December 31, 2011			December 31, 2010			December 31, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	5,532	26,799	16,586	3,728	20,314	10,024	(2,901)	7,123
Exchange variation (not taxable) or not deductible	—	26	26	—	265	265	—	5,162	5,162
	21,267	5,558	26,825	16,586	3,993	20,579	10,024	2,261	12,285

Tax at Brazilian composite rate	(7,231)	(1,890)	(9,121)	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	—	1,655	995	—	995	502	—	502
Difference on tax rates of foreign income	—	1,415	1,415	—	1,673	1,673	—	1,079	1,079
Tax incentives	704	—	704	642	—	642	148	—	148
Social contribution contingency payment	506	—	506	—	—	—	—	—	—
Reversal/Constitution of provisions for loss of tax loss carryfoward	129	(426)	(297)	—	—	—	—	—	—
Other non-taxable, income/non deductible expenses	48	(192)	(144)	13	(31)	(18)	100	248	348
Income tax per consolidated statements of income	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)	(2,658)	558	(2,100)

Reconciliation of amounts due to uncertainty in income taxes

	Three-month period ended (unaudited)			Year ended as of December 31,
	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010	2009
Beginning of the period	338	372	392	2,555	396	657
Increase resulting from tax positions taken	1	1	2,121	1,076	2,130	47
Decrease resulting from tax positions taken (a)	(90)	(2)	(2)	(3,409)	(24)	(474)
Cumulative translation adjustments	14	(33)	44	41	53	166
End of the period	263	338	2,555	263	2,555	396

(a) In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Schedule of deferred tax assets and liabilities

	December 31, 2011	December 31, 2010

Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386

Assets
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855
	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution	—	(2,145)
Other temporary differences	(463)	(421)
	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)
Ending balance	(126)	(110)
Net long-term deferred tax liabilities	(5,060)	(8,085)

Asset	594	—
Liabilities	(5,654)	(8,085)
Total	(5,060)	(8,085)